LONG-TERM OBLIGATIONS LONG TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt is summarized as follows (in millions):

	December 31,
	2011	2010
10-7/8% Senior Notes due June 1, 2016	$295.5	$294.4
4% Convertible Senior Subordinated Notes due June 1, 2015	137.3	129.2
7-3/8% Senior Subordinated Notes due January 15, 2014	—	297.2
8% Senior Subordinated Notes due November 15, 2017	800.0	800.0
2011 Credit Agreement – term debt	710.8	—
Demag Cranes AG Credit Agreement	173.7	—
Notes payable	5.4	14.1
Capital lease obligations	2.1	3.4
Other	175.6	148.0
Total debt	2,300.4	1,686.3
Less: Notes payable and current portion of long-term debt	(77.0)	(346.8)
Long-term debt, less current portion	$2,223.4	$1,339.5

Schedule of Interest Coverage Ratios [Table Text Block]
The minimum required levels of the interest coverage ratio, as defined in the 2011 Credit Agreement, are set forth below:

Period	Ratio
October 1, 2011 through and including December 31, 2011	1.60	to	1.00
January 1, 2012 through and including March 31, 2012	2.00	to	1.00
Thereafter	2.50	to	1.00

Schedule of Leverage Ratios [Table Text Block]
The maximum permitted levels of the senior secured leverage ratio, as defined in the 2011 Credit Agreement, are set forth below:

Period	Ratio
October 1, 2011 through and including December 31, 2011	3.50	to	1.00
January 1, 2012 through and including March 31, 2012	3.00	to	1.00
April 1, 2012 through and including June 30, 2012	2.50	to	1.00
Thereafter	2.25	to	1.00

Schedule of Maturities of Long-term Debt [Table Text Block]
Amounts shown are exclusive of minimum lease payments for capital lease obligations disclosed in Note N – “Lease Commitments” (in millions):

2012	$76.0
2013	45.2
2014	44.8
2015	318.6
2016	304.5
Thereafter	1,509.1
Total	$2,298.2

Schedule of Debt [Table Text Block]
s.

Based on indicative price quotations from financial institutions multiplied by the amount recorded on the Company’s Consolidated Balance Sheet (“Book Value”), the Company estimates the fair values (“FV”) of its debt set forth below as of December 31, 2011, as follows (in millions, except for quotes):

2011	Book Value	Quote	FV
8% Notes	$800.0	$0.96500	$772
4% Convertible Notes (net of discount)	$137.3	$1.11000	$152
10-7/8% Notes	$295.5	$1.10500	$327
2011 Credit Agreement Term Loan (net of discount) – USD	$454.7	$1.00250	$456
2011 Credit Agreement Term Loan (net of discount) – EUR	$256.1	$0.99000	$254